Document and Entity Information	12 Months Ended
Jan. 31, 2025 shares
Registrant CIK	0001358654
Fiscal Year End	--01-31
Entity Address, Country	CA
Document Period Start Date	Feb. 01, 2024
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Period End Date	Jan. 31, 2025
Document Transition Report	false
Document Shell Company Report	false
Entity File Number	000-52055
Entity Registrant Name	RED METAL RESOURCES LTD.
Entity Incorporation, State or Country Code	A1
Entity Address, Address Line One	1130 West Pender Street, Suite 820
Entity Address, City or Town	Vancouver
Entity Address, State or Province	BC
Entity Address, Postal Zip Code	V6E 4A4
Entity Common Stock, Shares Outstanding	40,035,726
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Interactive Data Current	Yes
Entity Filer Category	Non-accelerated Filer
Entity Emerging Growth Company	false
Document Accounting Standard	International Financial Reporting Standards
Document Financial Statement Error Correction	false
Entity Shell Company	false
Amendment Flag	false
Document Fiscal Year Focus	2025
Document Fiscal Period Focus	FY
Auditor Name	DALE MATHESON CARR-HILTON LABONTE LLP
Auditor Location	Vancouver, Canada
Auditor Firm ID	1173
Business Contact
Entity Address, Address Line One	102-278 Bay St.
Entity Address, City or Town	Thunder Bay
Entity Address, State or Province	ON
Entity Address, Postal Zip Code	P7B 1R8
Contact Personnel Name	Caitlin Jeffs
Contact Personnel Email Address	invest@redmetalresources.com